OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2013	2012

Prepaid expenses and advanced payments	$2,939	$5,407
Government authorities	903	919
Deposits with escrow agent (see also 1b5)	1,760	1,760
Derivative instruments	-	152
Other receivables	1,721	1,059

	$7,323	$9,297